PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Detailed information about property, plant and equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2016	$61,647	$7,380	$5,132	$27,038	$234	$395	$101,826
Additions (1)	3,003	255	101	1,660	194	19	5,232
Acquisition of AOSP and other assets (note 8)	349	—	—	13,832	—	—	14,181
Transfers from E&E assets	198	—	—	—	—	—	198
Disposals/derecognitions	(381)	—	—	(446)	—	—	(827)
Foreign exchange adjustments and other	—	(509)	(352)	—	—	—	(861)
At December 31, 2017	64,816	7,126	4,881	42,084	428	414	119,749
Additions (2)	2,428	237	212	1,050	13	21	3,961
Transfers from E&E assets	175	—	—	222	—	—	397
Disposals/derecognitions	(412)	(703)	(70)	(209)	—	—	(1,394)
Foreign exchange adjustments and other	—	661	448	—	—	—	1,109
At December 31, 2018	$67,007	$7,321	$5,471	$43,147	$441	$435	$123,822

Accumulated depletion and depreciation
At December 31, 2016	$38,311	$5,584	$3,797	$2,828	$115	$281	$50,916
Expense	3,220	509	205	1,220	9	23	5,186
Disposals/derecognitions	(381)	—	—	(446)	—	—	(827)
Foreign exchange adjustments and other	1	(440)	(283)	26	—	—	(696)
At December 31, 2017	41,151	5,653	3,719	3,628	124	304	54,579
Expense	3,111	257	201	1,557	14	21	5,161
Disposals/derecognitions	(393)	(703)	(70)	(209)	—	—	(1,375)
Foreign exchange adjustments and other	12	528	353	5	—	—	898
At December 31, 2018	$43,881	$5,735	$4,203	$4,981	$138	$325	$59,263

Net book value
- at December 31, 2018	$23,126	$1,586	$1,268	$38,166	$303	$110	$64,559
- at December 31, 2017	$23,665	$1,473	$1,162	$38,456	$304	$110	$65,170

(1)	Additions in Midstream include a pre-tax revaluation gain of $114 million of a previously held joint interest in certain pipeline system assets.

(2)	Additions in North Sea include a pre-tax revaluation gain of $19 million relating to acquisitions of its previously held interest.

Project costs not subject to depletion and depreciation	2018	2017
Kirby Thermal Oil Sands – North	$1,424	$944